Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial Instruments

Note 5 - Financial Instruments

(1)	Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on a temporal basis, using valuation methodology in accordance with the fair value hierarchy level as defined below.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly

●	Level 3: inputs that are not based on observable market data (unobservable inputs)

As of June 30, 2023
	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	172,185	—	172,185
Total assets:	172,185	—	172,185
Financial liabilities:
Liability in respect of warrants	—	140	140
Total liabilities	—	140	140
Presented under non-current liabilities	—	140	140

As of June 30, 2022
	Level 1	Level 2	Level 3	Total
	Thousands of USD
Financial assets:
Traded shares	20,574	—	—	20,574
Total assets:		—	—	20,574
Financial liabilities:
Liability in respect of warrants	—	808	—	808
Contingent consideration in business combination	—	—	9,558	9,558
Total liabilities	—	808	9,558	10,366
Presented under current liabilities	—		9,558	9,558
Presented under non-current liabilities	—	808	—	808

Details regarding fair value measurement at Level 2 and 3

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 0.6-1.18 years

Expected volatility (2) – 55.69%-64.9%

Risk-free rate (3) – 5.13%-5.16%

Expected dividend yield – 0%.

(1)	Based on contractual terms.
(2)	Based on the historical volatility of the Company’s ordinary shares and ADSs.
(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

	Six months ended June 30,
	2022	2023
	Thousands of USD	Thousands of USD
	Contingent consideration in business combinations
Balance as of January 1	8,792	-
Arising from business combinations	5,196	-
Net changes in fair value (unrealized)	(786)	-
Payment	(3,644)	-
Balance as of June 30	9,558	-